Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
INTEREST INCOME
Federal funds sold and interest-bearing deposits		$ 214	$ 39
FHLB stock		245	155
Securities:
Taxable		1,698	1,459
Tax-exempt		204	284
Total securities		1,902	1,743
Loans:
SBA loans		3,181	2,693
SBA 504 loans		1,356	1,414
Commercial loans		23,900	21,357
Residential mortgage loans		12,205	11,048
Consumer loans		4,021	3,202
Total loans		44,663	39,714
Total interest income		47,024	41,651
INTEREST EXPENSE
Interest-bearing demand deposits		537	438
Savings deposits		1,742	1,088
Time deposits		3,670	3,160
Borrowed funds and subordinated debentures		2,818	2,974
Total interest expense		8,767	7,660
Net interest income		38,257	33,991
Provision for loan losses		1,220	500
Net interest income after provision for loan losses		37,037	33,491
NONINTEREST INCOME
Branch fee income		1,269	1,520
Service and loan fee income		2,030	1,996
Gain on sale of SBA loans held for sale, net		2,099	1,204
Gain on sale of mortgage loans, net		1,610	1,674
BOLI income		378	380
Net security gains		424	28
Gain on repurchase of subordinated debt		2,264	0
Other income		986	927
Total noninterest income		11,060	7,729
NONINTEREST EXPENSE
Compensation and benefits		14,952	14,295
Occupancy		2,360	2,515
Processing and communications		2,445	2,461
Furniture and equipment		1,700	1,643
Professional services		976	942
Loan costs and OREO expense		989	1,141
Deposit insurance		713	669
Advertising		1,095	1,030
Director fees		559	437
Other expenses		1,842	1,719
Total noninterest expense		27,631	26,852
Income before provision for income taxes		20,466	14,368
Provision for income taxes		7,257	4,811
Net income		$ 13,209	$ 9,557
Net income per common share - Basic (in dollars per share)	[1]	$ 1.40	$ 1.03
Net income per common share - Diluted (in dollars per share)	[1]	$ 1.38	$ 1.02
Weighted average common shares outstanding - Basic (in shares)	[1]	9,416	9,267
Weighted average common shares outstanding - Diluted (in shares)	[1]	9,572	9,382

[1]	All share information has been adjusted for the 10% stock dividend paid September 30, 2016.